SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Principles of consolidation

a) Principles of consolidation

The accompanying consolidated financial statements have been prepared in conformity with GAAP and reflect our accounts and operations and those of our subsidiaries in which we have a controlling financial interest. In accordance with the provisions of ASC 810, Consolidation (“ASC 810”). The consolidated financial statements include the accounts of the Company and all its subsidiaries. Intercompany accounts and transactions have been eliminated. In the opinion of the Company’s management, the consolidated financial statements reflect all adjustments, which are normal and recurring in nature, necessary for fair financial statement presentation. Transactions between the Company and its subsidiaries are eliminated in the consolidated financial statements.

Basis of Preparation

b) Basis of Preparation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP).

Business Combination/ Transaction:

On December 8, 2023 (the “Closing Date” and such closing, the “Closing”), we consummated the previously announced business combination pursuant to the Business Combination Agreement, dated as of March 13, 2023 (the “Business Combination Agreement”), by and among us, Pegasus Merger Sub Inc., a Delaware corporation and direct, wholly owned subsidiary of the Company (“Merger Sub”) and MOBV. As of the Closing Date, pursuant to the terms of the Business Combination Agreement, Merger Sub merged with and into MOBV (the “Merger”), with MOBV surviving the Merger as a wholly owned subsidiary of the Company (the “Business Combination”).

SVH has given effect a 0.7806 share sub-division of all the shares of SVH, par value US $0.01 (“SVH Shares”) (both issued and unissued) in accordance with section 13(1)(d) of the Companies Act (as amended) of the Cayman Islands and the applicable provisions of the Governing Documents (as defined in the Merger Agreement) of SVH (the “Stock Split”), such that the number of outstanding SVH Shares immediately prior to the Effective Time (excluding the Escrowed Earnout Shares (as defined in the Merger Agreement) issued in conjunction with the Stock Split) is 14,946,286.

On December 4, 2024, our stockholders approved Reverse Stock Split maximum of one-for-100 and our Board subsequently approved the Reverse Stock Split at the ratio of one-for-fifty on December 28, 2024. Following these approvals, On January 15, 2025, the Company effected a reverse stock split of its Common Stock at a ratio of one-for-fifty, par value US $0.5. Unless otherwise noted, all references to share and per share amounts in these consolidated financial statements reflect the Reverse Stock Splits.

Exchange Consideration:

Each MOBV Share (except for the Excluded Shares, as defined below) was automatically converted as of the Effective Time into the right to receive the Per Share Consideration and each of the MOBV Warrants has automatically become a SVH Warrant and all rights with respect to MOBV Shares underlying the MOBV Warrants have automatically converted into rights with respect to SVH Shares and thereupon assumed by the SVH. The Excluded Shares refer to any MOBV Public Shares (a) held in the treasury of MOBV, (b) otherwise held by MOBV or (c) for which a public shareholder of MOBV has demanded that MOBV redeem.

Each issued and outstanding share of capital stock of Merger Sub issued and outstanding immediately prior to the Effective Time was converted into and become one validly issued, fully paid and non-assessable share of common stock, par value $0.01 per share, of the Surviving Company, which constitutes the only outstanding share of capital stock of the Surviving Company.

Each Excluded Share was surrendered and cancelled and has cease to exist and no consideration was be delivered exchange therefor.

Accounting for the Transaction:

SVH is both the legal and accounting acquirer as the shares of MOBV will convert into the right to receive SVH Shares (the “Per Share Consideration”) and MOBV has legally become SVH’s wholly owned subsidiary as a result of the merger with Merger Sub.

The Transaction will be accounted for as an asset acquisition. MOBV does not qualify as a Business per ASC 805-10-55-3A. Since the acquisition is based on a monetary exchange, and most of the assets of MOBV are marketable securities in the Trust Account, the fair value of the assets is the more evident value. The liabilities assumed are all of short-term nature which are deemed to be at fair value. As such the fair value of the consideration given, in this case the transaction costs incurred, one to one share exchange and the Earn Out consideration should be allocated using the relative fair value approach based on the net asset value acquired from MOBV. Given the nature of the assets acquired and liabilities assumed from MOBV, an allocation of the transaction costs and Earnout consideration cannot be made to the net assets acquired. Accordingly, an immediate charge to operations would be recognized for the difference between the relative value allocated to the earnout and the fair value, as well as for the value of the transaction costs.

Exchange agreement

The Exchange Agreement does provide the Company with the obligation to purchase the SVM shares for cash. “Cash Exchange Payment” means with respect to a particular Call Exchange for which the Company has elected to make a Cash Exchange or a particular Put Exchange for which the Shareholder has elected to receive a Cash Exchange Payment: The terms both a call and a put option with same strike price and exercise dates applied and have a fixed redemption price. As such the Exchange Agreement should be classified as a liability under ASC 480 and the NCI removed from equity with the subsidiary reported at 100% by the parent.

Earnout shares

Pursuant to the Merger Agreement, certain shareholders of SVH (the “Pre-Closing Company Shareholders”) and certain shareholders of SVM India (the “Other SVM India Stockholders” and together with the Pre-Closing Company Shareholders, the “Earnout Group”) are entitled to receive their Pro Rata Portion (as defined in the Merger Agreement) of up to 25,000,000 SVH Shares (the “Earnout Shares”).

Earn Out Share payments are within the scope of ASC 480. The Company agreed to issue 25,000,000 Earn Out Shares over a three-year period based on Vehicle Sales Revenue earned at each year, or in the aggregate for the three years. However, the number of shares to be delivered can vary based on the discretion of the Company Board to waive the applicable Vehicle Sales Revenue trigger and release all or any portion of the Earnout shares available, accordingly a liability will be record for the fair value of the Earn Out shares.

At the Extraordinary General Meeting of Shareholders (the “Meeting”) of the Company convened at June 27, 2024, shareholders approved the amendment to the agreement to permit the Issuance of Earnout Shares (as defined below) without the occurrence of Milestone Events (as defined in the Merger Agreement) (the “Amendment of the Earnout Agreement”). Pursuant to the amendment, the Escrow Shares (as defined in that certain Agreement and Plan of Merger (the “Merger Agreement”), dated as of March 13, 2023, by and among the Company, Mobiv Acquisition Corp, and Pegasus Merger Sub Inc.) shall be released to the Earnout Group (as defined in the Merger Agreement) immediately, but subject to vesting in three equal tranches each year over a three-year period (each year a “Vesting Period”) with 1st vesting amount effective from approval of this EGM, regardless of the lack of occurrence of Milestone Events. The Earnout Group shall receive the Escrow Shares multiplied by the weighted average exchange ratio of 15.59 per Escrow Share to reflect the Company’s additional share issuances at the Closing of the Business Combination (as defined in the Merger Agreement) and, if the Reverse Share Split and Share Consolidation are implemented, subsequently divided by the consequent number in the final RS Ratio (for example, 15 for an RS Ratio of 1:15) as determined by the Board of Directors to reflect the effect of the Reverse Share Split and Share Consolidation on the number of ordinary shares on issue. Therefore, the Earnout Group shall receive a total of as low as 25,983,334 if the Reverse Share Split and Share Consolidation are implemented (at an RS Ratio of 1:15) and 389,749,980 Earnout Shares if the Reverse Share Split and Share Consolidation are not implemented (the “Earnout Shares”) (the “Issuance of Earnout Shares”).

The Company amended its Memorandum of Association to increase its authorized share capital to US$10,000,000, comprising of 1,000,000,000 ordinary shares of US$0.01 par value with effect on August 2, 2024. The amendment was approved by special resolution of the shareholders at the extraordinary general meeting on June 27, 2024, and subsequently implemented by the board of directors.

Pursuant to the Extraordinary General Meeting of Shareholders (the “Meeting”) of the Company convened at June 27, 2024, the Company’s shareholders approved the release of Earnout Shares to the Earnout Group, without the occurrence of Milestone Events (as defined in the Merger Agreement dated March 13, 2023) and a pro rata increase in the number of Earnout Shares in proportion to certain issuances of shares made by the Company in advance of the closing of the Business Combination. The Merger Agreement was subsequently amended on September 12, 2024, the Company allotted 389,749,980 shares during the Fiscal 2025.

Going Concern

c) Going Concern

The Company assesses and determines its ability to continue as a going concern in accordance with the provisions of ASC Subtopic 205-40, “Presentation of Financial Statements—Going Concern”, which requires the Company to evaluate whether there are conditions or events that raise substantial doubt about its ability to continue as a going concern.

 For the years ended March 31, 2025, and March 31, 2024, the Company incurred net losses of $ 35,057 thousand and $11,482 thousand, respectively and have negative operating cash flows of $ 6,059 thousand and $ 3,872 thousand, respectively.

The Company has recently commenced its manufacturing facility in India and has therefore not yet achieved profitability. It expects to continue incurring significant operating and net losses, as well as negative cash flows from operations, in the near future.

These factors may raise a doubt regarding the Company’s ability to continue as a going concern for at least 12 months from the date when these financial statements are available to be filed with the SEC.

As of March 31, 2025, the Company’s cash and cash equivalents totalled $1,519 thousand. As of July 1, 2024, the Company had entered into an additional financing such as Committed Equity Financing Facility (the “CEFF”) with investors to purchase up to $25,000,000 of the Company’s ordinary shares par value $0.01 per share over a three-year period (the “CEFF Financing”). Pursuant to this arrangement, the Company on July 2, 2024, has received USD 1 million. The equity and the credit facility serve to minimize ongoing liquidity requirements and ensure the Company’s ability to sustain its operations. Furthermore, the Company intends to raise additional funds through private placement subject to market conditions.

The Company estimates that its current cash and cash equivalents balance with working capital and equity investment is sufficient to support operations beyond the twelve months following the date these consolidated financial statements and footnotes were issued. These estimates are based on assumptions that may prove to be wrong, and the Company could use its available capital resources sooner than it currently expects.

Use of estimates

d) Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management believes that the estimates and assumptions used in the preparation of the financial statements are prudent and reasonable. Significant estimates and assumptions are generally used for, but not limited to allowance for uncollectible accounts receivable; sales returns; normal loss during production; inventory write-downs; future obligations under employee benefit plans; the useful lives of property, plant, equipment; intangible assets; valuations; impairment of goodwill and investments; recoverability of advances; the valuation of options granted, and warrants issued; and income tax and deferred tax valuation allowances, if any. Actual results could differ from those estimates. Appropriate changes in estimates are made as management becomes aware of changes in circumstances surrounding the estimates. Critical accounting estimates could change from period to period and could have a material impact on SVH’s results, operations, financial position, and cash flows. Changes in estimates are reflected in the financial statements in the period in which changes are made and, if material, their effects are disclosed in the notes to the consolidated financial statements.

Revenue recognition

e) Revenue recognition

The Company recognizes revenue under ASC 606, Revenue from Contracts with Customers (“ASC 606”). The core principle of this standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services.

ASC 606 prescribes a 5-step process to achieve its core principle. The Company recognizes revenue from trading, rental, or product sales as follows:

I.	Identify the contract with the customer.
II.	Identify the contractual performance obligations.
III.	Determine the amount of consideration/price for the transaction.
IV.	Allocate the determined amount of consideration/price to the contractual obligations.
V.	Recognize revenue when or as the performing party satisfies performance obligations.

The consideration/price for the transaction (performance obligation(s)) is determined as per the agreement or invoice (contract) for the services and products in the automobile segment. Refer to Note 14 - “Revenue Recognition.”

Cost of Revenue	f) Cost of Revenue Our cost of revenue includes costs associated with labor expense, components, manufacturing overhead, and outbound freight for our products division.
Earnings/(Loss) per Share

(g) Earnings/(Loss) per Share

Basic net loss per share attributable to common stockholders is computed by dividing the net loss by the number of weighted-average outstanding common shares. Diluted net loss per share attributable to common stockholders is determined by giving effect to all potential common equivalents during the reporting period, unless including them yields an antidilutive result.

The weighted average number of shares outstanding for the year ended March 31, 2025 and year ended March 31, 2024, used for the computation of basic earnings per share (“EPS”) is 141,629,921 and 20,763,518 respectively.

Income taxes

h) Income taxes

The Company accounts for income taxes under the asset and liability method, in accordance with ASC 740, Income Taxes, which requires an entity to recognize deferred tax liabilities and assets. Deferred tax assets and liabilities are recognized for the future tax consequence attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the enacted tax rate expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. A valuation allowance is established and recorded when management determines that some or all of the deferred tax assets are not likely to be realized and therefore, it is necessary to reduce deferred tax assets to the amount expected to be realized.

In evaluating a tax position for recognition, management evaluates whether it is more-likely-than-not that a position will be sustained upon examination, including resolution of related appeals or litigation processes, based on technical merits of the position. If the tax position meets the more-likely-than-not recognition threshold, the tax position is measured and recognized in the Company’s financial statements as the largest amount of tax benefit that, in management’s judgment, is greater than 50% likely of being realized upon settlement. As of March 31, 2025, there was no significant liability for income tax associated with unrecognized tax benefits.

Accounts receivable

i) Accounts receivable

We make estimates of the collectability of our accounts receivable by analyzing historical payment patterns, customer concentrations, customer creditworthiness, and current economic trends. If the financial condition of a customer deteriorates, additional allowances may be required. We had $ 24 thousand accounts receivable, net of provision for doubtful debt of $ NIL as of March 31, 2025 (March 31, 2024; $ Nil).

Cash and cash equivalents

j) Cash and cash equivalents

For financial statement purposes, the Company considers all highly liquid debt instruments with maturity of three months or less, to be cash equivalents. The Company maintains its cash in bank accounts in India. The cash and cash equivalents in the Company on March 31, 2025 was approximately $ 1,519 thousand (March 31, 2024; $ 175 thousand).

Short-term and long-term investments

k) Short-term and long-term investments

Our policy for short-term and long-term investments is to establish a high-quality portfolio that preserves principal, meets liquidity needs, avoids inappropriate concentrations, and delivers an appropriate yield in relationship to our investment guidelines and market conditions. Short-term and long-term investments consist of corporate, various government agency and municipal debt securities, as well as certificates of deposit that have maturity dates that are greater than 90 days. Certificates of deposit are carried at cost which approximates fair value. Available-for-sale securities: Investments in debt securities that are classified as available for sale shall be measured subsequently at fair value in the statement of financial position.

Investments are initially measured at cost, which is the fair value of the consideration given for them, including transaction costs. Where the Company’s ownership interest is in excess of 20% and the Company has a significant influence, the Company has accounted for the investment based on the equity method in accordance with ASC Topic 323, “Investments – Equity method and Joint Ventures.” Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity investee is recognized in the consolidated statements of operations and its share of post-acquisition movements in accumulated other comprehensive income / (loss) is recognized in other comprehensive income / (loss). Where the Company does not have significant influence, the Company has accounted for the investment in accordance with ASC Topic 321, “Investments-Equity Securities.”

As of March 31, 2025, investment in marketable securities is valued at fair value and investment in non-marketable securities with ownership less than 20% is valued at cost as per ASC Topic 321, “Investments-Equity Securities.”

Property, plant, and equipment (PP&E)

l) Property, plant, and equipment (PP&E)

Property and equipment are recorded at cost net of accumulated depreciation and depreciated over their estimated useful lives using the Written down value method.

Upon retirement or disposition, cost and related accumulated depreciation of the property and equipment are de-recognized, and any gain or loss is reflected in the results of operation. Cost of additions and substantial improvements to property and equipment are capitalized. The cost of maintenance and repairs of the property and equipment are charged to operating expenses as incurred.

Fair value of financial instruments

m) Fair value of financial instruments

ASC 820, “Fair Value Measurement” defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. It also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;

Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The carrying amounts of the Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, approximate their fair values due to the nature of the items. Please refer to Note 12, “Fair value of financial instruments,” for further information.

Concentration of credit risk and significant customers

n) Concentration of credit risk and significant customers

Financial instruments, which potentially expose the Company to concentrations of credit risk, are primarily comprised of cash and cash equivalents, investments, accounts receivable and unbilled accounts receivable, if any. The Company places its cash, investments in highly rated financial institutions. The Company adheres to a formal investment policy with the primary objective of preservation of principal, which contains credit rating minimums and diversification requirements. Management believes its credit policies reflect normal industry terms and business risk. The Company does not anticipate non-performance by the counterparties and, accordingly, does not require collateral. During Fiscal 2025, sales were spread across customers in India and the credit concentration risk is low.

Commitments and contingencies

o) Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigations, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. We record associated legal fees as incurred. Information regarding our commitments and contingencies is incorporated by reference in Note 11, “Commitments and contingencies” of these financial statements.

Impairment of long – lived assets

p) Impairment of long – lived assets

The Company reviews its long-lived assets, with finite lives, for impairment whenever events or changes in business circumstances indicate that the carrying amount of assets may not be fully recoverable. Such circumstances include, though are not limited to, significant or sustained declines in revenues or earnings, future anticipated cash flows, business plans and material adverse changes in the economic climate, such as changes in operating environment, competitive information, and impact of changes in government policies. For assets that the Company intends to hold for use, if the total of the expected future undiscounted cash flows produced by the assets or subsidiary company is less than the carrying amount of the assets, a loss is recognized for the difference between the fair value and carrying value of the assets. For assets, the Company intends to dispose of by sale, a loss is recognized for the amount by which the estimated fair value less cost to sell is less than the carrying value of the assets. Fair value is determined based on quoted market prices, if available, or other valuation techniques including discounted future net cash flows. Unlike goodwill, long-lived assets are assessed for impairment only where there are any specific indicators for impairment.

Inventory

q) Inventory

Inventory is valued at the lower of cost or net realizable value, which is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation.

Inventory consists of raw materials, finished goods related to manufacture of Electric vehicles. Inventory is primarily accounted for using the First-in-First Method (‘FIFO’). Primary costs include raw materials, packaging, direct labor, overhead, shipping and the depreciation of manufacturing equipment. Manufacturing overhead and related expenses include salaries, wages, employee benefits, utilities, maintenance, and property taxes.

Electric Vehicles are measured at net realizable value, with changes recognized in profit or loss only when the Vehicle:

-	has a reliable, readily determinable, and realizable market value;
-	has relatively insignificant and predictable costs of disposal; and
-	is available for immediate delivery.

Abnormal amounts of idle facility expense, freight, handling costs, scrap, discontinued products and wasted material (spoilage) are expensed in the period they are incurred.

Foreign currency translation

r) Foreign currency translation

The Company operates in India, Cayman Islands and a substantial portion of the Company’s financials are denominated in the Indian Rupee (“INR”). As a result, changes in the relative values of the U.S. Dollar (“USD”), or the INR affect financial statements.

The accompanying financial statements are reported in USD. The INR is the functional currencies for subsidiary of the Company. The translation of the functional currencies into U.S. dollars is performed for assets and liabilities using the exchange rates in effect at the balance sheet date and for revenues and expenses using average exchange rates prevailing during the reporting periods. Adjustments resulting from the translation of functional currency financial statements to reporting currency are accumulated and reported as other comprehensive income/(loss), a separate component of shareholders’ equity.

	Year End Average Rate		Year End Rate
Period	(P&L rate)		(Balance sheet rate)
Year ended March 31, 2025	INR	84.4777 Per USD	INR	85.5814 Per USD

Year ended March 31, 2024	INR	82.7954 Per USD	INR	83.3739 Per USD

Leases

s) Leases

Lessee Accounting

The Company adopted ASU 2016-02 during the Fiscal year 2024. The standard establishes a right-of-use model (“ROU”) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. In connection with the adoption, the Company will elect to utilize the modified retrospective presentation whereby the Company will continue to present prior period financial statements and disclosures under ASC Topic 840. In addition, the Company will elect the transition package of three practical expedients permitted within the standard, which eliminates the requirements to reassess prior conclusions about lease identification, lease classification and initial direct costs. Further, the Company will adopt a short-term lease exception policy, permitting us to not apply the recognition requirements of this standard to short-term leases (i.e., leases with terms of 12 months or less), and an accounting policy to account for lease and non-lease components as a single component for certain classes of assets.

Under ASU 2016-02 (Topic 842), lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. There was no impairment for right-of-use lease assets as of March 31, 2025 (March 31, 2024: $ Nil).

The Company categorizes leases at their inception as either operating or finance leases. On certain lease agreements, the Company may receive rent holidays and other incentives. The Company recognizes lease costs on a straight-line basis without regard to deferred payment terms, such as rent holidays, that defer the commencement date of required payments. Please refer to Note 8, “Leases,” for further information.

Recently issued and adopted accounting pronouncements

t) Recently issued and adopted accounting pronouncements

In November 2024, the FASB issued ASU2024-04, Debt-Debt with Conversions and Other Option (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, which amends ASC470-20 to clarify the requirements related to accounting for the settlement of a debt instrument as an induced conversion. This ASU is intended to improve the relevance and consistency in application of the induced conversion guidance in Subtopic 470-20 for (a) convertible debt instruments with cash conversion features and (b) debt instruments that are not currently convertible. This ASU is effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the impact that adopting this standard will have on its consolidated financial statements.

In November 2024, the FASB issued ASC 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which is intended to provide more detailed information about specified categories of expenses (purchases of inventory, employee compensation, depreciation and amortization) included in certain expense captions presented on the consolidated statement of operations. This new standard is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either (1) prospectively to financial statements issued for periods after the effective date of this ASU (2) retrospectively to all prior periods presented in the consolidated financial statements. The Company is currently assessing the impact this ASU will have on the consolidated financial statements and footnote disclosures.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires an annual tabular effective tax rate reconciliation disclosure including information for specified categories and jurisdiction levels, as well as, disclosure of income taxes paid, net of refunds received, disaggregated by federal, state/local, and significant foreign jurisdiction. This ASU is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact that adopting this standard will have on its consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires retrospective disclosure of significant segment expenses and other segment items on an annual and interim basis. Additionally, it requires disclosure of the title and position of the Chief Operating Decision Maker (“CODM”). This ASU is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact that adopting this standard will have on its consolidated financial statements. The Company is currently evaluating the effect of the updates.